Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net loss per share
	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Redeemable common stock
Net income (loss) attributable to redeemable common stock	$1,016,518	$(826,342)
Basic and diluted weighted average shares of redeemable common stock	17,250,000	13,837,912
Basic and diluted net income (loss) per share of redeemable common stock	$0.06	$(0.06)

Non-redeemable common stock
Net income (loss) attributable to non-redeemable common stock	$284,772	$(282,434)
Basic and diluted weighted average shares of non-redeemable common stock	4,832,500	4,729,644
Basic and diluted net income (loss) per share of non-redeemable common stock	$0.06	$(0.06)

FaZe Clan Inc. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of disaggregates the Company’s revenue
	(in thousands) Nine Months Ended September 30,
	2021	2020

Brand Sponsorships	$17,080	$11,466
Content	13,826	7,871
Consumer Products	5,053	5,197
Esports	2,651	1,259
Other	198	132
Total Revenue	$38,808	$25,925

	(in thousands) Year Ended December 31,
	2020	2019
Brand Sponsorships	$16,520	$8,364
Content	12,077	8,036
Consumer Products	6,605	7,326
Esports	2,860	6,818
Other	149	194
Total Revenue	$38,211	$30,738

Schedule of diluted net loss per share
	Nine Months Ended September 30,
	2021	2020
Warrants	292,700	292,700
Stock options	8,942,575	5,765,000
Unvested restricted stock awards	22,197	—
Convertible preferred stock	3,237,800	3,237,800
Total potentially dilutive common stock equivalents	12,495,272	9,295,500

	Year Ended December 31,
	2020	2019
Warrants	292,790	292,790
Stock options	5,340,000	5,765,000
Convertible preferred stock	3,237,800	3,237,800
Total potentially dilutive common stock equivalents	8,870,590	9,295,590

Schedule of property, equipment and leasehold improvements
Computer Equipment	3 Years
Furniture/Fixtures	3 Years
Vehicles	5 Years
Leasehold Improvements	Remaining Lease Term